Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,695,151	$ 4,959,541
Fair value	4,991,203	5,491,047
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	142,923	229,639
Gross unrealized gains	23,774	50,328
Gross unrealized losses	0
Fair value	166,697	279,967
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	624,806	661,021
Gross unrealized gains	102,320	122,046
Gross unrealized losses	(555)	(110)
Fair value	726,571	782,957
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,492,973	3,424,181
Gross unrealized gains	203,606	307,887
Gross unrealized losses	(63,123)	(19,074)
Fair value	3,633,456	3,712,994
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	191,388	338,199
Gross unrealized gains	25,363	58,652
Gross unrealized losses	0	(175)
Fair value	216,751	396,676
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	55,036	94,130
Gross unrealized gains	2,688	4,217
Gross unrealized losses	(15)	(22)
Fair value	57,709	98,325
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	86,704	129,490
Gross unrealized gains	967	5,402
Gross unrealized losses	(461)
Fair value	87,210	134,892
ABS
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	92,434	73,922
Gross unrealized gains	704	1,153
Gross unrealized losses	(518)	(475)
Fair value	92,620	74,600
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,887	8,959
Gross unrealized gains	1,302	1,677
Gross unrealized losses	0
Fair value	10,189	10,636
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,695,151	4,959,541
Gross unrealized gains	360,724	551,362
Gross unrealized losses	(64,672)	(19,856)
Fair value	$ 4,991,203	$ 5,491,047